Operating segments - Geographical (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 83,786	$ 104,505
Non-current assets	218,570	211,757
United States
Disclosure of geographical areas [line items]
Revenue	24,052	17,536
Non-current assets	6,791	4,121
Germany
Disclosure of geographical areas [line items]
Revenue	13,685	22,063
United Kingdom
Disclosure of geographical areas [line items]
Revenue	9,893	8,968
Non-current assets	2,913	17,552
China
Disclosure of geographical areas [line items]
Revenue	9,127	38,818
Non-current assets	24,047	29,009
France
Disclosure of geographical areas [line items]
Revenue	6,903	1,827
Canada
Disclosure of geographical areas [line items]
Revenue	4,520	3,063
Non-current assets	180,421	157,805
Australia
Disclosure of geographical areas [line items]
Revenue	3,711	36
Belgium
Disclosure of geographical areas [line items]
Revenue	3,430	2,121
Denmark
Disclosure of geographical areas [line items]
Revenue	2,529	3,026
Non-current assets	4,398	3,270
Poland
Disclosure of geographical areas [line items]
Revenue	1,769	541
Spain
Disclosure of geographical areas [line items]
Revenue	763	926
India
Disclosure of geographical areas [line items]
Revenue	656	439
Taiwan
Disclosure of geographical areas [line items]
Revenue	640	912
Norway
Disclosure of geographical areas [line items]
Revenue	591	2,521
Japan
Disclosure of geographical areas [line items]
Revenue	541	954
Other countries
Disclosure of geographical areas [line items]
Revenue	$ 976	$ 754